                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07853

                         Kalmar Pooled Investment Trust
               (Exact name of registrant as specified in charter)

                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
               (Address of principal executive offices) (Zip code)

                         Ford B. Draper, Jr., President
                                Barley Mill House
                                3701 Kennett Pike
                              Wilmington, DE 19807
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-463-6670

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

    KALMAR
    POOLED
INVESTMENT
     TRUST

                                   (GRAPHIC)

                                       KALMAR "GROWTH-WITH-VALUE" SMALL CAP FUND
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2010
                                                                     (UNAUDITED)

   This report has been prepared for the general information of Kalmar Pooled
    Investment Trust shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus.
  Investors are reminded to read the prospectus carefully before investing or sending money.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                       REPORT FROM MANAGEMENT

"GROWTH-WITH-VALUE"                                                JUNE 30, 2010
     SMALL CAP FUND

July 26, 2010

DEAR FELLOW SHAREHOLDERS AND FRIENDS:

Economic reports in the Second Quarter came in increasingly discouraging as the quarter progressed, resulting in markedly lower expectations for Second Half growth and a rising fear of a double-dip recession in the US and globally. Given bad news from the PIIGS in Europe, the fall-off in US housing demand, weakening of already anemic employment statistics, and a negative turn in consumer sentiment, it is not surprising that an overbought market early in the quarter would decline materially. For the full quarter, the Russell 2000, 2500, and Mid Cap indices all declined by give or take 10%; the Value and Growth variants on these indices were also tightly bunched. The S&P 500 fared slightly worse by declining 11.45% in the quarter and continues to trail for the first six months of the year by a substantial margin, confounding the forecasts of many market strategists. As Yogi Berra might have said, "Forecasting is difficult, particularly when it is about the future". We ourselves experience that challenge.

TOTAL RETURNS (%)
AS OF JUNE 30, 2010             QUARTER   YEAR-TO-DATE   1-YEAR*   3-YEAR   5-YEAR   7-YEAR   10-YEAR
-------------------             -------   ------------   -------   ------   ------   ------   -------
Kalmar Small Cap
   "Growth-with-Value" Fund       -5.97        0.74       22.31     -6.93     0.46    5.20      2.80
Russell 2000(R) Growth Index      -9.22       -2.31       17.96     -7.54     1.14    5.47     -1.72
Russell 2000(R) Index             -9.92       -1.95       21.48     -8.60     0.37    5.83      3.00
Lipper Small Cap Growth Index     -9.46       -3.10       18.22     -8.80    -0.14    4.11     -2.03
S&P 500 Index                    -11.45       -6.66       14.34     -9.84    -0.81    2.83     -1.61
Nasdaq Composite                 -12.04       -7.05       14.94     -6.77     0.50    3.82     -6.12

NOTE: RETURNS SHOWN LONGER THAN 1-YEAR ARE ANNUALIZED. THE FUND'S INCEPTION DATE IS 4/11/97. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUES WILL FLUCTUATE, AND UPON REDEMPTION SHARES MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. THE FUND'S CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CONTACT THE INVESTMENT ADVISER AT 800-463-6670 TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S ANNUAL GROSS OPERATING EXPENSE, AS STATED IN THE CURRENT PROSPECTUS, IS 1.46%. THIS RATE CAN FLUCTUATE AND MAY DIFFER FROM THAT PRINTED IN THE PROSPECTUS. THE FUND IMPOSES A 2.0% REDEMPTION FEE ON SHARES REDEEMED WITHIN 90 DAYS OF PURCHASE. SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY.

* DUE TO RECENT MARKET CONDITIONS, THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE SUSTAINABLE OR REPEATED IN THE FUTURE.

In that regard, Kalmar had believed the economy was healing, but it is now undeniably entering a soft patch. The major question today is how intense and long lasting the soft patch will be. Housing will be notably weak. Manufacturing sector gains remain relatively robust, but as mid-July evidence indicates, that strength is now tailing off. Business

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

investment should remain a positive influence, but consumer spending - even among the more affluent - is presently pulling back. Likely in the end the deciding factor will come down to employment. Modest gains in employment, and hence personal income, should continue and will be essential in helping ward off a double-dip recession. So will continued forward progress in Emerging economies, though official policy actions have slowed Chinese growth.

True double-dips have been rare historically because positive economic feed-back loops get going and tend to maintain critical momentum. Relapses are more likely, however, in the deleveraging period following a credit bubble collapse such as we went through in 2008 - 2009. Still, with China and other emerging economies probably not slowing too much, interest rates very accommodative, credit available and credit markets operating quite well, and central bankers on the job, actually tipping over into a double-dip would probably require a major exogenous shock of some kind. If that assessment proves to be correct, even though the deepening soft-patch is unnerving the markets, our sense is that the real risks are not as severe as the equity markets are discounting. That does not mean, however, that the economy may not be in for an arduous, choppy spell of some duration.

Meanwhile, the Kalmar Fund outperformed materially in the Second Quarter by gaining more when the markets were fruitful early in the Quarter and then losing well less than our respective benchmarks in June. As of quarter-end the Fund was still in positive return territory year-to-date, which represents an achievement comparatively. Our outperformance has widened even further into July so far.

From the Bear Market bottom in March 2009 for over a year afterward, stocks of lower quality companies conspicuously led smaller stock returns. In the face of this headwind, the Kalmar Fund's quality oriented portfolio kept pace nevertheless and then began to move ahead in April, May, and June. This resulted primarily from the competitive advantages gained by our companies through the depths of the Great Recession when they were able to invest for future growth and optimize their business models at a time when many others were only scraping by. In turn, this resulted in fundamental business delivery and profitability improvement anticipated by our research but which significantly surprised the market. We believe such competitive strengths and attributes, combined with their better cash-flowing business models, should allow our companies to prosper in a superior fashion through whatever form and duration the soft patch may take.

SECOND QUARTER PERFORMANCE ATTRIBUTION (PLEASE RECALL THAT KALMAR DOES NOT INVEST TOP-DOWN SECTORALLY.)

It is typical for Kalmar to outperform our benchmarks during down market periods because we own quality businesses with more enduring growth opportunities and whose stocks, in aggregate, are inefficiently valued. Most of the roughly 4% performance advantage achieved by the Fund for the quarter came from the stronger performance of our particular holdings rather than from the effect of our sector weightings, which was nonetheless positive. Our companies continued to demonstrate the sort of outsized revenue and margin improvement, earnings power, and market share gains we believed could occur based on their growing competitive advantages and good business execution. Helping our relative performance the most in the Second Quarter were our holdings in the Health Care, Consumer Discretionary, Materials & Processing, and Financial Services sectors. Three of our Small Cap portfolio stocks

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

received buyout bids during the quarter. Takeovers tend to happen when better businesses have not received valuations they deserve in the market place. (Remember that we have been saying that this was the case regarding many smaller growth stocks.) Our overweight in Energy detracted from returns, though our particular Energy holdings did better than their index counterparts. Our holdings in Technology performed slightly worse than their overall sector temporarily.

SECOND QUARTER PORTFOLIO ACTIVITY

During the Second Quarter we purchased 11 new holdings and sold ten. "Peel the onion" trims and "beef up" activity is ongoing. Examples of recent new purchases include:

     - ALPHATEC HOLDINGS(1) (ATEC) Market Cap $500 Million: This orthopedic technology company develops, manufactures and markets products for the surgical treatment of spine disorders. ATEC is set to reap rewards from an expanded portfolio of best-of-breed spine products focused on the "aging spine", the most underserved, fastest growing segment of the spine market, while simultaneously moving these innovative products into international markets.

     - TENNANT CO(2) (TNC) Market Cap $650 million: Tennant is pioneering the use of a non-chemical based cleaning technology to rapidly gain market share in the commercial floor maintenance equipment business. We believe market share gains will drive operating margins, earnings, and the stock multiple higher for this surprisingly high recurring revenue business model.

     - KNIGHT TRANSPORTATION(3) (KNX) Market Cap $1.7 Billion: We view this asset-based short/medium haul trucking company as "best in class" where it is one of the lowest cost, most efficient operators. Through the recession when others retrenched, Knight continued to expand into the refrigerated, intermodal, and transportation brokerage businesses, and with plenty of cash and no debt, acquisitions could further augment future earnings gains.

MARKET OUTLOOK

We think the odds favor a successful working through of the deepening economic soft patch without further significant stock market damage because of what has been discounted in equities already. Unless we are facing a decline in corporate earnings - and we do not believe we are - given present valuations we believe stocks are attractive here. Thus, while long term US fiscal challenges are indeed daunting and the hurdles to growth are meaningful, our view remains that the global cyclical Bull Market is intact. Within that view, which admittedly incorporates a more arduous recovery scenario than we envisioned a few months ago, companies that can differentiate themselves with

----------
(1)  Alphatec Holdings (0.4% of the Fund's net assets)

(2)  Tennant Co (1.0% of the Fund's net assets)

(3)  Knight Transportation (1.0% of the Fund's net assets)

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

more vigorous growth are likely to be accorded premium valuations. In that context, we believe smaller companies that are able to mine special opportunities to create their own growth should have an easier time than bigger, more broadly exposed ones. Thus, despite opinion to the contrary, we continue to believe that creatively selected Smaller Growth Stocks can outperform Large ones, as well as Small and Large Value Stocks. So far at least, the evidence for our side is fairly convincing.

PORTFOLIO POSITIONING AND OPPORTUNITIES FOR OUR GROWTH INVESTMENT STYLE

We continue to hone our "Growth-with-Value" investment strategy, as always searching for higher quality growth companies that are entering a sweet spot of business value creation and which we can buy inefficiently valued based on a perceptual research advantage. On the sell side, we continue to harvest those approaching our price targets or which are not generating the growth we expect. In an economy where overall growth is slowing, we are placing special emphasis on discovering and owning companies with internal growth drivers that can act to improve revenues, margins, and earnings. Such growth drivers can operate independently of the macro-economy, while their positive earnings impact can be more reliable. Our portfolio, by our judgment, contain a blend of differentiated cyclical growth companies, true secular growth businesses available at appealing valuations, and special growth situations with opportunities to increase their enterprise value independent of the vagaries of the Big Picture. We like the benefits of this portfolio mix because it should provide greater opportunity to prosper against a range of economic outcomes.

ORGANIZATIONAL DEVELOPMENTS

This brings our best wishes for a healthy and prosperous Summer season - and less extreme heat. As usual, Kalmar's investment and support teams are stable, productive, and dedicated to the success of our shareholders. Things go well at Kalmar organizationally and we hope for you too.

Yours faithfully,


/s/ Ford B. Draper, Jr.

Ford B. Draper, Jr., President

KALMAR INVESTMENT ADVISERS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONTINUED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

IMPORTANT DISCLOSURES

Kalmar's comments reflect the investment adviser's general opinions regarding the market, economy, and any stocks mentioned or stock opinions given, were current only as of the date of this letter, and are subject to change at any time. The information provided in this letter is not sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell a particular security.

A preponderant portion of the investments in the Kalmar Fund are in small cap stocks. Investments in small cap stocks involve greater risks than investments in larger, more established companies, are more volatile, and may suffer significant losses. Further, the market for small cap stocks is generally less liquid than the markets for larger stocks, which can contribute to increased price volatility of small cap stocks.

There is no guarantee that the Kalmar Fund will continue to hold any one particular security or stay invested in any one particular sector. The performance of any single portfolio holding is no indication of the performance of other portfolio holdings or of the performance of the Fund itself.

The Kalmar "Growth-with-Value" Small Cap Fund held the position weights referenced as of 6/30/2010.

The Russell 2000(R) Growth Index and the Russell 2000(R) Index are registered trademarks of Russell Investments. Russell is a trademark of Russell Investments. The Lipper Small Cap Growth Fund Index measures the performance of the 30 largest small capitalization growth equity funds tracked by Lipper, Inc. For comparative purposes, the S&P 500 and NASDAQ Composite indexes are shown. The S&P 500 Index is an unmanaged group of securities generally considered to represent the performance of the large capitalization sector of the U.S. equity securities market. The S&P 500 Index returns reflect reinvestment of dividends but do reflect fees, brokerage commissions, or other expenses of investing. The NASDAQ Composite Index is an unmanaged, broad based index of over 5,000 stocks that consist of all NASDAQ domestic and non-U.S. based common stocks listed on the NASDAQ stock market. The NASDAQ Composite Index is market-value weighted.

The indices mentioned here-in are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of these indices assumes no taxes, transaction costs, management fees or other expenses.

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. CONTACT 800-282-2319 FOR A PROSPECTUS WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

Distributed by BNY Mellon Distributors Inc., 760 Moore Road, King of Prussia, PA
                                      19406

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          REPORT FROM MANAGEMENT -- CONCLUDED

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

      KALMAR POOLED INVESTMENT TRUST -- "GROWTH-WITH-VALUE" SMALL CAP FUND GROWTH OF $10,000 VS. THE RUSSELL 2000 GROWTH(R) INDEX, THE RUSSELL 2000(R)
                INDEX AND THE LIPPER SMALL CAP GROWTH FUND INDEX

                         TOTAL RETURNS (%) AS OF 6/30/10

                                                          Since
                          1 Year   5 Year*   10 Year*   Inception
                          ------   -------   --------   ---------
Kalmar Small Cap Fund     22.31%    0.46%      2.80%      6.38%
Russell 2000 Growth(R)    17.96%    1.14%     -1.72%      3.33%
Russell 2000(R)           21.48%    0.37%      3.00%      5.75%
Lipper Small Cap Growth   18.22%   -0.14%     -2.03%      4.80%

*    ANNUALIZED

                           Kalmar Small Cap   Russell 2000   Russell 2000GR   Lipper Growth
                           ----------------   ------------   --------------   -------------
4/11/97 - Inception Date         10000            10000           10000           10000
June                             12040            11530           11655           11756
September                        14880            13246           13627           13728
December                         14635            12802           12511           12562
March                            15746            14090           13997           13981
June                             14891            13433           13193           13470
September                        11825            10727           10243           10256
December                         13513            12476           12664           12683
March                            11750            11799           12452           12270
June                             13513            13634           14288           14019
September                        12787            12772           13585           14273
December                         14324            15128           18122           20440
March                            16247            16200           19804           24100
June                             17176            15587           18344           22810
September                        17689            15760           17615           22450
December                         16573            14671           14057           18754
March                            14500            13717           11920           15215
June                             16701            15677           14062           17751
September                        13451            12417           10114           13308
December                         16573            15036           12760           16322
March                            16766            15635           12510           15034
June                             15883            14329           10546           13917
September                        12993            11262            8277           11202
December                         13835            11956            8898           11813
March                            13387            11419            8553           11372
June                             15883            14094           10619           14028
September                        17483            15373           11730           15251
December                         19859            17606           13218           17102
March                            20732            18708           13956           17712
June                             21081            18796           13969           17688
September                        19672            18259           13129           16496
December                         22403            20833           15109           18948
March                            21544            19720           14078           17966
June                             22126            20572           14568           18718
September                        23304            21537           15488           19624
December                         23580            21781           15737           19959
March                            26134            24817           17297           22397
June                             24051            23570           16692           20899
September                        24108            23674           16399           20420
December                         25035            25782           17837           22085
March                            25898            26284           18278           22836
June                             28087            27444           19501           24509
September                        28534            26595           19504           24861
December                         28209            25378           19094           24222
March                            25186            22866           16644           20660
June                             25960            22999           17389           21175
September                        23323            22744           16174           18933
December                         16833            16804           11735           13899
March                            15635            14291           10592           13040
June                             18511            17247           13068           15726
September                        21646            20572           15152           18223
December                         22475            21369           15780           19186
March                            24079            23261           16981           20532
June                             22641            20953           15415           18591

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED BY CALLING 800-463-6670. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. THE FUND'S ANNUAL GROSS OPERATING EXPENSE, AS STATED IN THE CURRENT PROSPECTUS, IS 1.46%. THIS RATE CAN FLUCTUATE AND MAY DIFFER FROM THE ACTUAL EXPENSES INCURRED FOR THE PERIOD COVERED BY THIS REPORT. THE FUND IMPOSES A 2% REDEMPTION FEE CALCULATED AS A PERCENTAGE OF THE AMOUNT REDEEMED AND IS CHARGED ONLY IF SHARES ARE REDEEMED WITHIN 90 DAYS OF PURCHASE.

The Russell 2000 Growth(R) and the Russell 2000(R) indices are unmanaged stock market indices and do not reflect any asset-based charges for investment management or transaction expenses.

The Lipper Small Cap Growth Fund Index is calculated using a weighted aggregate composite index formula which is rebased annually. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses. Please bear in mind that investing in small companies' stocks can involve higher risk and volatility than those of larger companies.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FUND EXPENSE EXAMPLE

"GROWTH-WITH-VALUE"                                                  (UNAUDITED)
     SMALL CAP FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2010.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Six Months Ended June 30, 2010" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

                                                         KALMAR "GROWTH-WITH-VALUE" SMALL-CAP FUND
                                           ---------------------------------------------------------------------
                                                                                            EXPENSES PAID DURING
                                           BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE     SIX MONTHS ENDING
                                               JANUARY 1, 2010           JUNE 30, 2010          JUNE 30, 2010*
                                           -----------------------   --------------------   --------------------
Actual                                            $1,000.00                $1,007.40              $7.37
Hypothetical (5% return before expenses)          $1,000.00                $1,017.36              $7.43

* Expenses are equal to the Fund's annualized expense ratio of 1.48% multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 0.74% for the six-month period of January 1, 2010 to June 30, 2010.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                             PORTFOLIO HOLDINGS SUMMARY TABLE

"GROWTH-WITH-VALUE"                                                JUNE 30, 2010
     SMALL CAP FUND                                                  (UNAUDITED)

                                            % OF NET
                                             ASSETS        VALUE
                                            --------   ------------
Common Stock:
   Healthcare ...........................     15.8%    $ 37,674,122
   Commercial Services ..................     15.6       37,158,603
   Technology Services ..................     14.4       34,335,661
   Consumer Services ....................      9.5       22,648,639
   Electronic Technology ................      8.3       19,808,781
   Producer Manufacturing ...............      7.3       17,393,471
   Energy ...............................      6.8       16,258,742
   Retail Trade .........................      5.7       13,482,702
   Materials & Processing ...............      5.2       12,460,951
   Transportation .......................      4.2        9,981,484
   Finance ..............................      1.9        4,403,557
   Consumer Durables ....................      1.4        3,299,290
   Consumer Non-Durables ................      0.9        2,256,844
   Money Market Securities ..............      2.7        6,401,824
                                             -----     ------------
Total Investments .......................     99.7      237,564,671
Other Assets in Excess of Liabilities ...      0.3          759,731
                                             -----     ------------
NET ASSETS -- 100.0% ....................    100.0%    $238,324,402
                                             =====     ============

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      SCHEDULE OF INVESTMENTS

"GROWTH-WITH-VALUE"                                                JUNE 30, 2010
     SMALL CAP FUND                                                  (UNAUDITED)

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                         --------   ------------
COMMON STOCK -- 97.0%
COMMERCIAL SERVICES -- 15.6%
   ADVERTISING/MARKETING SERVICES -- 1.5%
   Acxiom Corp. .....................................     243,650   $  3,579,218
                                                                    ------------
   COMMERCIAL PRINTING/FORMS -- 0.6%
   InnerWorkings, Inc. * ............................     207,230      1,415,381
                                                                    ------------
   ENGINEERING/CONSTRUCTION -- 1.8%
   Chicago Bridge & Iron Co. N.V. * .................     231,520      4,354,891
                                                                    ------------
   ENVIRONMENTAL SERVICES -- 1.1%
   Clean Harbors, Inc. * ............................      40,925      2,717,829
                                                                    ------------
   FOOD DISTRIBUTORS -- 2.1%
   United Natural Foods, Inc. * .....................     163,250      4,877,910
                                                                    ------------
   MEDICAL DISTRIBUTORS -- 1.5%
   PSS World Medical, Inc. * ........................     166,715      3,526,022
                                                                    ------------
   MISCELLANEOUS COMMERCIAL SERVICES -- 3.4%
   Concur Technologies, Inc. * ......................      61,520      2,625,674
   Constant Contact, Inc. * .........................     106,555      2,272,818
   Global Traffic Network, Inc. * ...................     120,030        645,761
   Ultimate Software Group, Inc. * ..................      77,545      2,548,129
                                                                    ------------
                                                                       8,092,382
                                                                    ------------
   WHOLESALE DISTRIBUTOR -- 3.6%
   Beacon Roofing Supply, Inc. * ....................     194,515      3,505,160
   MSC Industrial Direct Co., Inc. (A Shares) .......     100,470      5,089,810
                                                                    ------------
                                                                       8,594,970
                                                                    ------------
   TOTAL COMMERCIAL SERVICES ........................                 37,158,603
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED

"GROWTH-WITH-VALUE"                                                JUNE 30, 2010
     SMALL CAP FUND                                                  (UNAUDITED)

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                         --------   ------------
CONSUMER DURABLES -- 1.4%
   AUTOMOTIVE AFTERMARKET -- 1.4%
   LKQ Corp. * ......................................     171,125   $  3,299,290
                                                                    ------------
   TOTAL CONSUMER DURABLES ..........................                  3,299,290
                                                                    ------------
   CONSUMER NON-DURABLES -- 0.9%
   HOUSEHOLD/PERSONAL CARE -- 0.9%
   Elizabeth Arden, Inc. * ..........................     155,430      2,256,844
                                                                    ------------
   TOTAL CONSUMER NON-DURABLES ......................                  2,256,844
                                                                    ------------
   CONSUMER SERVICES -- 9.5%
   MOVIES/ENTERTAINMENT -- 1.0%
   Imax Corp. * .....................................     157,990      2,306,654
                                                                    ------------
   OTHER CONSUMER SERVICES -- 5.7%
   American Public Education, Inc. * ................      75,555      3,301,754
   DeVry, Inc. ......................................     101,345      5,319,599
   Life Time Fitness, Inc. * ........................     161,000      5,118,190
                                                                    ------------
                                                                      13,739,543
                                                                    ------------
   RESTAURANTS -- 2.8%
   BJ's Restaurants, Inc. * .........................     131,245      3,097,382
   Ruby Tuesday, Inc. * .............................     412,360      3,505,060
                                                                    ------------
                                                                       6,602,442
                                                                    ------------
   TOTAL CONSUMER SERVICES ..........................                 22,648,639
                                                                    ------------
   ELECTRONIC TECHNOLOGY -- 8.3%
   COMPUTER COMMUNICATIONS -- 1.1%
   Ixia * ...........................................     142,595      1,224,891
   Super Micro Computer, Inc. * .....................      96,975      1,309,163
                                                                    ------------
                                                                       2,534,054
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED

"GROWTH-WITH-VALUE"                                                JUNE 30, 2010
     SMALL CAP FUND                                                  (UNAUDITED)

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
ELECTRONIC TECHNOLOGY -- (CONTINUED)
   ELECTRONIC COMPONENTS -- 1.5%
   Rogers Corp. * ...................................     128,600   $  3,571,222
                                                                    ------------
   ELECTRONIC PRODUCTION EQUIPMENT -- 1.8%
   ATMI, Inc. * .....................................     152,030      2,225,719
   Teradyne, Inc. * .................................     226,430      2,207,693
                                                                    ------------
                                                                       4,433,412
                                                                    ------------
   SEMICONDUCTORS -- 3.0%
   Atmel Corp. * ....................................     675,225      3,241,080
   Diodes, Inc. * ...................................      65,320      1,036,628
   Microsemi Corp. * ................................      77,910      1,139,823
   Monolithic Power Systems, Inc. * .................      95,740      1,709,916
                                                                    ------------
                                                                       7,127,447
                                                                    ------------
   TELECOMMUNICATIONS EQUIPMENT -- 0.9%
   Polycom, Inc. * ..................................      71,925      2,142,646
                                                                    ------------
   TOTAL ELECTRONIC TECHNOLOGY ......................                 19,808,781
                                                                    ------------
ENERGY -- 6.8%
   CONTRACT DRILLING -- 0.8%
   Atwood Oceanics, Inc. * ..........................      77,150      1,968,868
                                                                    ------------
   OIL & GAS PRODUCTION -- 4.6%
   Brigham Exploration Co. * ........................     148,260      2,280,239
   Niko Resources, Ltd. (Canadian) ..................      36,810      3,423,567
   Rex Energy Corp. * ...............................     235,230      2,375,823
   Ultra Petroleum Corp. * ..........................      62,720      2,775,360
                                                                    ------------
                                                                      10,854,989
                                                                    ------------
   OILFIELD SERVICES/EQUIPMENT -- 1.4%
   Core Laboratories N.V. ...........................      23,270      3,434,885
                                                                    ------------
   TOTAL ENERGY .....................................                 16,258,742
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED

"GROWTH-WITH-VALUE"                                                JUNE 30, 2010
     SMALL CAP FUND                                                  (UNAUDITED)

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                         --------   ------------
FINANCE -- 1.9%
   FINANCE/RENTAL/LEASING -- 1.1%
   Mobile Mini, Inc. * ..............................     159,985   $  2,604,556
                                                                    ------------
   INVESTMENT BANKS/BROKERS -- 0.8%
   Evercore Partners, Inc. (A Shares) ...............      77,045      1,799,001
                                                                    ------------
   TOTAL FINANCE ....................................                  4,403,557
                                                                    ------------
HEALTHCARE -- 15.8%
   BIOTECHNOLOGY -- 3.7%
   Luminex Corp. * ..................................     210,580      3,415,608
   Martek Biosciences Corp. * .......................     162,870      3,861,648
   Meridian Bioscience, Inc. ........................      93,580      1,590,860
                                                                    ------------
                                                                       8,868,116
                                                                    ------------
   MEDICAL SPECIALTIES -- 8.2%
   Alphatec Holdings, Inc. * ........................     221,935      1,029,778
   Cooper Companies, Inc. (The) .....................     205,330      8,170,081
   ResMed, Inc. * ...................................      81,255      4,941,117
   SonoSite, Inc. * .................................      84,090      2,279,680
   Volcano Corp. * ..................................     145,791      3,181,160
                                                                    ------------
                                                                      19,601,816
                                                                    ------------
   MEDICAL/NURSING SERVICES -- 0.9%
   VCA Antech, Inc. * ...............................      82,955      2,053,966
                                                                    ------------
   SERVICES TO THE HEALTH INDUSTRY -- 3.0%
   eResearch Technology, Inc. * .....................     108,045        851,395
   Healthcare Services Group, Inc. ..................     129,690      2,457,625
   MedAssets, Inc. * ................................     166,430      3,841,204
                                                                    ------------
                                                                       7,150,224
                                                                    ------------
   TOTAL HEALTHCARE .................................                 37,674,122
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED

"GROWTH-WITH-VALUE"                                                JUNE 30, 2010
     SMALL CAP FUND                                                  (UNAUDITED)

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
MATERIALS & PROCESSING -- 5.2%
   CHEMICALS: SPECIALTY -- 2.7%
   Albemarle Corp. ..................................     163,785   $  6,503,902
                                                                    ------------
   INDUSTRIAL SPECIALTIES -- 1.3%
   Polypore International, Inc. * ...................     134,260      3,053,072
                                                                    ------------
   PRECIOUS METALS -- 1.2%
   San Gold Corp. * .................................     679,435      2,903,977
                                                                    ------------
   TOTAL MATERIALS & PROCESSING .....................                 12,460,951
                                                                    ------------
PRODUCER MANUFACTURING -- 7.3%
   AUTO PARTS: OEM -- 0.9%
   Gentex Corp. .....................................     123,055      2,212,529
                                                                    ------------
   ELECTRICAL PRODUCTS -- 3.0%
   Belden, Inc. .....................................     134,710      2,963,620
   EnerSys, Inc. * ..................................     192,625      4,116,396
                                                                    ------------
                                                                       7,080,016
                                                                    ------------
   INDUSTRIAL MACHINERY -- 2.4%
   Kennametal, Inc. .................................     128,970      3,279,707
   Tennant Co. ......................................      69,210      2,340,682
                                                                    ------------
                                                                       5,620,389
                                                                    ------------
   TRUCKS/CONSTRUCTION/FARM MACHINERY -- 1.0%
   Wabash National Corp. * ..........................     348,880      2,480,537
                                                                    ------------
   TOTAL PRODUCER MANUFACTURING .....................                 17,393,471
                                                                    ------------
RETAIL TRADE -- 5.7%
   APPAREL/FOOTWEAR RETAIL -- 2.2%
   DSW, Inc. (A Shares) * ...........................     169,350      3,803,601
   Zumiez, Inc. * ...................................      85,455      1,376,680
                                                                    ------------
                                                                       5,180,281
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONTINUED

"GROWTH-WITH-VALUE"                                                JUNE 30, 2010
     SMALL CAP FUND                                                  (UNAUDITED)

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
RETAIL TRADE -- (CONTINUED)
   SPECIALTY STORES -- 3.5%
   Tractor Supply Co. ...............................      74,820   $  4,561,775
   Ulta Salon Cosmetics & Fragrance, Inc. * .........     158,100      3,740,646
                                                                    ------------
                                                                       8,302,421
                                                                    ------------
   TOTAL RETAIL TRADE ...............................                 13,482,702
                                                                    ------------
TECHNOLOGY SERVICES -- 14.4%
   DATA PROCESSING SERVICES -- 1.5%
   Alliance Data Systems Corp. * ....................      59,430      3,537,274
                                                                    ------------
   INFORMATION TECHNOLOGY SERVICES -- 5.5%
   Micros Systems, Inc. * ...........................      81,530      2,598,361
   NetScout Systems, Inc. * .........................     136,500      1,941,030
   NICE-Systems, Ltd., Sponsored ADR * ..............     131,900      3,362,131
   Sapient Corp. ....................................     378,405      3,837,027
   Syntel, Inc. .....................................      39,850      1,352,908
                                                                    ------------
                                                                      13,091,457
                                                                    ------------
   INTERNET SOFTWARE/SERVICES -- 3.7%
   DealerTrack Holdings, Inc. * .....................     168,685      2,774,868
   Digital River, Inc. * ............................      58,900      1,408,299
   NIC, Inc. ........................................     219,977      1,410,052
   RightNow Technologies, Inc. * ....................     211,540      3,319,063
                                                                    ------------
                                                                       8,912,282
                                                                    ------------
   PACKAGED SOFTWARE -- 3.7%
   Ariba, Inc. * ....................................     267,180      4,256,177
   Rovi Corp. * .....................................     119,717      4,538,471
                                                                    ------------
                                                                       8,794,648
                                                                    ------------
   TOTAL TECHNOLOGY SERVICES ........................                 34,335,661
                                                                    ------------

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                         SCHEDULE OF INVESTMENTS -- CONCLUDED

"GROWTH-WITH-VALUE"                                                JUNE 30, 2010
     SMALL CAP FUND                                                  (UNAUDITED)

                                                                      VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
TRANSPORTATION -- 4.2%
   AIR FREIGHT/COURIERS -- 2.6%
   Atlas Air Worldwide Holdings, Inc. * .............      80,415   $  3,819,712
   UTi Worldwide, Inc. ..............................     191,100      2,365,818
                                                                    ------------
                                                                       6,185,530
                                                                    ------------
   TRUCKING & SHIPPING -- 1.6%
   Celadon Group, Inc. * ............................      92,085      1,302,082
   Knight Transportation, Inc. ......................     123,215      2,493,872
                                                                    ------------
                                                                       3,795,954
                                                                    ------------
   TOTAL TRANSPORTATION .............................                  9,981,484
                                                                    ------------
   TOTAL COMMON STOCK (COST $188,105,608) ...........                231,162,847
                                                                    ------------
MONEY MARKET SECURITIES -- 2.7%
MONEY MARKET FUNDS -- 2.7%
   BlackRock Liquidity Funds TempCash Portfolio .....   3,200,912      3,200,912
   BlackRock Liquidity Funds TempFund Portfolio .....   3,200,912      3,200,912
                                                                    ------------
   TOTAL MONEY MARKET SECURITIES (COST $6,401,824) ..                  6,401,824
                                                                    ------------
   TOTAL INVESTMENTS (Cost $194,507,432) -- 99.7% ...                237,564,671
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3% ....                    759,731
                                                                    ------------
   NET ASSETS -- 100.0% .............................               $238,324,402
                                                                    ============

*    Non-income producing security

ADR - American Depositary Receipt

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENT OF ASSETS AND LIABILITIES

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                                                     AS OF
                                                                                                 JUNE 30, 2010
                                                                                                  (UNAUDITED)
                                                                                                 -------------
ASSETS:
Investment in securities, at fair value
   (Cost $194,507,432) .......................................................................   $237,564,671
Receivables for:
   Capital shares subscribed .................................................................        325,372
   Investment securities sold ................................................................      1,135,819
   Dividends .................................................................................         56,547
Other assets .................................................................................         39,609
                                                                                                 ------------
   Total Assets ..............................................................................    239,122,018
                                                                                                 ------------
LIABILITIES:
Payables for:
   Capital shares redeemed ...................................................................        424,872
   Advisory fee ..............................................................................        207,519
   Trustee fees ..............................................................................          1,435
   Accrued expenses and other liabilities ....................................................        163,790
                                                                                                 ------------
   Total Liabilities .........................................................................        797,616
                                                                                                 ------------
NET ASSETS ...................................................................................   $238,324,402
                                                                                                 ============
NET ASSETS CONSISTED OF:
Shares of beneficial interest ................................................................   $    194,102
Additional paid-in capital ...................................................................    199,736,303
Accumulated net investment loss ..............................................................     (1,348,260)
Accumulated net realized loss on investments and foreign currency related transactions .......     (3,314,977)
Net unrealized appreciation on investments and foreign currency related transactions .........     43,057,234
                                                                                                 ------------
NET ASSETS FOR 19,410,159 SHARES OUTSTANDING .................................................   $238,324,402
                                                                                                 ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ($238,324,402 / 19,410,159
   outstanding shares of beneficial interest, $0.01 par value, unlimited authorized shares) ..   $      12.28
                                                                                                 ============

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                      STATEMENT OF OPERATIONS

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                                                  FOR THE SIX-MONTH
                                                                                                    PERIOD ENDED
                                                                                                    JUNE 30, 2010
                                                                                                     (UNAUDITED)
                                                                                                  -----------------
INVESTMENT INCOME:
   Dividends (net of $1,330 foreign taxes withheld) ...........................................      $   545,485
                                                                                                     -----------
      Total income ............................................................................          545,485
                                                                                                     -----------
EXPENSES:
   Advisory fees (Note 4) .....................................................................        1,279,366
   Transfer agent fees (Note 4) ...............................................................          260,353
   Accounting and administration fees (Note 4) ................................................          142,605
   Legal fees .................................................................................           41,438
   Trustees' fees .............................................................................           38,040
   Compliance service fees ....................................................................           34,291
   Printing & shareholder report fees .........................................................           24,137
   Audit Fees .................................................................................           18,530
   Registration fees ..........................................................................           17,609
   Custodian fees (Note 4) ....................................................................           12,342
   Miscellaneous ..............................................................................           25,034
                                                                                                     -----------
      Total expenses ..........................................................................        1,893,745
                                                                                                     -----------
NET INVESTMENT LOSS ...........................................................................       (1,348,260)
                                                                                                     -----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS:
   Net realized gain from investments and foreign currency related transactions ...............        9,246,470
   Net change in unrealized appreciation/(depreciation) on investments and
      foreign currency related transactions ...................................................       (5,145,947)
                                                                                                     -----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND FOREIGN CURRENCY RELATED TRANSACTIONS ...        4,100,523
                                                                                                     -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................................      $ 2,752,263
                                                                                                     ===========

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                          STATEMENTS OF CHANGES IN NET ASSETS

"GROWTH-WITH-VALUE"
     SMALL CAP FUND

                                                                         FOR THE
                                                                    SIX MONTHS ENDED        FOR THE
                                                                      JUNE 30, 2010        YEAR ENDED
                                                                       (UNAUDITED)     DECEMBER 31, 2009
                                                                    ----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment loss ..........................................     $ (1,348,260)      $ (2,578,659)
   Net realized gain/(loss) from investments and foreign currency
      related transactions ......................................        9,246,470         (9,670,232)
   Net change in unrealized appreciation/(depreciation) on
      investments and foreign currency related transactions .....       (5,145,947)        81,974,277
                                                                      ------------       ------------
   Net increase in net assets resulting from operations .........        2,752,263         69,725,386
                                                                      ------------       ------------
SHARE TRANSACTIONS (A):
   Proceeds from shares sold ....................................       32,534,945         53,856,577
   Redemption fees ..............................................            3,436             17,410
   Cost of shares redeemed ......................................      (50,239,414)       (84,287,630)
                                                                      ------------       ------------
      Net decrease in net assets from share transactions ........      (17,701,033)       (30,413,643)
                                                                      ------------       ------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS ......................      (14,948,770)        39,311,743
NET ASSETS:
   Beginning of period ..........................................      253,273,172        213,961,429
                                                                      ------------       ------------
   End of period ................................................     $238,324,402       $253,273,172
                                                                      ============       ============
   Accumulated net investment loss ..............................     $ (1,348,260)      $         --
                                                                      ============       ============
(A) TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST WERE:
   Shares sold ..................................................        2,542,570          5,498,761
   Shares redeemed ..............................................       (3,917,916)        (8,152,906)
                                                                      ------------       ------------
   Net decrease in shares .......................................       (1,375,346)        (2,654,145)
   Shares outstanding - Beginning of Period .....................       20,785,505         23,439,650
                                                                      ------------       ------------
   Shares outstanding - End of Period ...........................       19,410,159         20,785,505
                                                                      ============       ============

                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                         FINANCIAL HIGHLIGHTS

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD BASED ON AVERAGE SHARES
OUTSTANDING:

                                                             FOR THE
                                                            SIX-MONTH
                                                          PERIOD ENDED                 FOR THE YEARS ENDED DECEMBER 31
                                                          JUNE 30, 2010   ---------------------------------------------------------
                                                           (UNAUDITED)       2009        2008        2007        2006        2005
                                                          -------------   ---------   ---------   ---------   ---------   ---------
Net asset value at beginning of period ...............      $  12.19      $   9.13    $  15.30    $  16.81    $  16.53    $  16.17
                                                            --------      --------    --------    --------    --------    --------
INVESTMENT OPERATIONS
Net investment loss ..................................         (0.07)        (0.11)      (0.12)      (0.17)      (0.16)      (0.12)
Net realized and unrealized gain (loss)
   on investments ....................................          0.16          3.17       (6.05)       2.32        1.19        0.97
                                                            --------      --------    --------    --------    --------    --------
   Total from investment operations ..................          0.09          3.06       (6.17)       2.15        1.03        0.85
                                                            --------      --------    --------    --------    --------    --------
DISTRIBUTIONS
From net realized gain on investments ................            --            --          --       (3.66)      (0.75)      (0.49)
                                                            --------      --------    --------    --------    --------    --------
Total distributions ..................................            --            --          --       (3.66)      (0.75)      (0.49)
                                                            --------      --------    --------    --------    --------    --------
Net asset value at end of period .....................      $  12.28      $  12.19    $   9.13    $  15.30    $  16.81    $  16.53
                                                            ========      ========    ========    ========    ========    ========
Total return .........................................          0.74%        33.52%     (40.33)%     12.68%       6.17%       5.26%
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses to average net assets .......................          1.48%*        1.46%       1.40%       1.34%       1.32%       1.29%
Net investment loss to average net assets ............         (1.05)%*      (1.09)%     (0.94)%     (1.04)%     (0.90)%     (0.79)%
Portfolio turnover rate ..............................         20.32%        32.14%      33.96%      37.80%      30.81%      29.51%
Net assets at end of period (000's omitted) ..........      $238,324      $253,273    $213,961    $360,725    $435,171    $423,338

*    Annualized

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                NOTES TO FINANCIAL STATEMENTS

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

1. ORGANIZATION. The Kalmar "Growth-with-Value" Small Cap Fund (the "Fund") is the sole series of Kalmar Pooled Investment Trust (the "Trust"), a Delaware statutory trust organized on September 30, 1996. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company. The investment objective of the Fund is long-term capital appreciation. The Fund commenced investment operations on April 11, 1997.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund.

SECURITY VALUATION. The Fund's securities, except short-term investments with remaining maturities of 60 days or less, are valued at their market value as determined by their last sale price in the principal market in which these securities are normally traded. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Lacking any sales, the security is valued at the mean between the closing asked and bid price. Money market and short-term investments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value, unless the Trust's Board of Trustees determines that this does not represent fair value. All other securities are valued at fair value as determined in good faith under the direction of the Board of Trustees.

FAIR VALUE MEASUREMENTS. The inputs and valuation techniques used to measure fair value of the Fund's investments are summarized into three levels as described in the hierarchy below:

-    Level 1 -- quoted prices in active markets for identical securities

-    Level 2 -- prices determined using other significant observable inputs
                (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

-    Level 3 -- prices determined using significant unobservable inputs
                (including the Fund's own assumptions in determining the fair value of investments) The following is a summary of the inputs used, as of June 30, 2010, in valuing the Fund's assets carried at fair value:


                                                   LEVEL 2 -
                        TOTAL                        OTHER        LEVEL 3 -
                      VALUE AT       LEVEL 1 -    SIGNIFICANT   SIGNIFICANT
                      JUNE 30,        QUOTED       OBSERVABLE   UNOBSERVABLE
                        2010          PRICES         INPUTS        INPUTS
                    ------------   ------------   -----------   ------------
Common Stocks* ..   $231,162,847   $231,162,847       $--           $--
Short-Term
   Investments ..      6,401,824      6,401,824        --            --
                    ------------   ------------      ----           ---
Total ...........   $237,564,671   $237,564,671      $ --           $--
                    ============   ============      ====           ===

* Please refer to the Schedule of Investments for industry and security type breakouts.

For the period ended June 30, 2010, the Fund held no securities which measured their fair value using level 3 inputs.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

FEDERAL INCOME TAXES. The Fund intends to continue to qualify for treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code"), and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification.

As of June 30, 2010, the tax cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes ..........................   $ 194,648,423
                                                                  -------------
Gross tax unrealized appreciation .............................      56,603,351
Gross tax unrealized depreciation .............................     (13,687,103)
                                                                  -------------
Net tax unrealized appreciation on investments ................   $  42,916,248
                                                                  =============

The temporary difference in book and tax cost is due to wash sale loss deferrals.

Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

OTHER. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. Some countries in which the Fund invests require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONTINUED

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

3. PURCHASES AND SALES OF INVESTMENT SECURITIES. During the six-month period ended June 30, 2010, purchases and sales of investment securities (excluding short-term investments) aggregated as follows:

Purchases .......................................................   $50,325,598
Sales ...........................................................    75,397,891

4. REDEMPTION FEES. In accordance with the prospectus, the Fund charges a redemption fee of 2% on proceeds from shares redeemed within 90 days following their acquisition. The redemption fee is included as a separate line item under the Share Transactions section on the Statements of Changes in Net Assets.

5. INVESTMENT ADVISER AND OTHER SERVICES. The Fund employs Kalmar Investment Advisers (the "Adviser") as its investment adviser. Pursuant to an Investment Advisory Agreement with the Trust, on behalf of the Fund, the Adviser selects investments and supervises the assets of the Fund in accordance with the investment objective, policies and restrictions of the Fund, subject to the supervision and direction of the Board of Trustees of the Trust. For its services, the Adviser is paid a monthly fee of 1.00% on the first $750 million of average daily net assets; 0.975% on the next $250 million of average daily net assets; and 0.95% on amounts exceeding $1 billion average daily net assets. For the six-month period ended June 30, 2010, investment advisory fees were $1,279,366.

PNC Global Investment Servicing (U.S.) Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrator and accounting services agent for the Trust pursuant to an Administration and Accounting Services Agreement with the Trust.

PFPC Distributors, Inc., an affiliate of PNC, serves as the principal underwriter and distributor of the Fund's shares pursuant to a Distribution Agreement with the Trust. PNC serves as transfer agent and dividend disbursing agent of the Fund pursuant to a Transfer Agency Services Agreement with the Trust.

PFPC Trust Company, an affiliate of PNC, serves as Custodian of the assets of the Fund pursuant to a Custodian Services Agreement with the Trust.

On July 1, 2010, all of the stock of PNC Global Investment Servicing Inc., an indirect, wholly owned subsidiary of The PNC Financial Services Group, Inc., was sold to The Bank of New York Mellon Corporation (BNY Mellon) ("Stock Sale"). The Stock Sale included PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc. Effective July 1, 2010, PNC Global Investment Servicing (U.S.) Inc. and PFPC Distributors, Inc. changed their names to BNY Mellon Investment Servicing (US) Inc. and BNY Mellon Distributors Inc., respectively. PFPC Trust Company will not change its name until a later date to be announced.

6. DISTRIBUTIONS TO SHAREHOLDERS. Distributions of any net investment income and any net realized gains will be made annually. Additional distributions may be made to the extent necessary to avoid the payment of a 4% excise tax. Distributions to shareholders are recorded on the ex-dividend date.

Distributions from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                   NOTES TO FINANCIAL STATEMENTS -- CONCLUDED

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

7. COMPONENTS OF DISTRIBUTABLE EARNINGS. As of December 31, 2009, the components of distributable earnings on a tax basis were as follows:

CAPITAL (LOSS)    UNDISTRIBUTED     UNDISTRIBUTED             UNREALIZED
 CARRYFORWARD    ORDINARY INCOME   LONG-TERM GAINS   APPRECIATION/(DEPRECIATION)
--------------   ---------------   ---------------   ---------------------------
 $(12,420,456)         $--               $--                 $48,062,190

At December 31, 2009, the Fund had a capital loss carryforward of $12,420,456 available to offset future capital gains. The capital loss carryforwards will expire in 2016 $(2,843,509) and 2017 $(9,576,947), if they are not utilized by future capital gains.

8. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. NEW ACCOUNTING PRONOUNCEMENT. In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2010-06 ("ASU 2010-06") IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e. to present such items as gross basis rather than on a net basis), and which clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value for measurements that fall within either Level 2 or Level 3 of the fair value hierarchy. ASU 2010-06 is effective for interim and annual periods beginning after December 15, 2009, except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements (which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years). Management has evaluated the impact and has incorporated the appropriate disclosures required by ASU No. 2010-06 in its financial statement disclosures.

10. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

             KALMAR
             POOLED
         INVESTMENT
              TRUST                                    OTHER MATTERS (UNAUDITED)

"GROWTH-WITH-VALUE"
    SMALL CAP FUND

1. PROXY VOTING POLICIES AND PROCEDURES. Information regarding how the Fund voted proxies relating to portfolio securities from July 1, 2009 to June 30, 2010 and a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 800-463-6670, by accessing the Adviser's website, www.kalmarinvestments.com, or by accessing the SEC's website at www.sec.gov.

2. QUARTERLY PORTFOLIO SCHEDULES. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q, which are available on the SEC's website www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               INVESTMENT ADVISER
                           KALMAR INVESTMENT ADVISERS
                                BARLEY MILL HOUSE
                                3701 KENNETT PIKE
                              WILMINGTON, DE 19807
                      (WEBSITE) WWW.KALMARINVESTMENTS.COM

                                   DISTRIBUTOR
                          BNY MELLON DISTRIBUTORS INC.
                                 760 MOORE ROAD
                            KING OF PRUSSIA, PA 19406

                              SHAREHOLDER SERVICES
                    BNY MELLON INVESTMENT SERVICING (US) INC.
                                 P.O. BOX 9831
                              PROVIDENCE, RI 02940

                                    CUSTODIAN
                               PFPC TRUST COMPANY
                              301 BELLEVUE PARKWAY
                              WILMINGTON, DE 19809

                                  LEGAL COUNSEL
                               PEPPER HAMILTON LLP
                              3000 TWO LOGAN SQUARE
                               18TH & ARCH STREETS
                           PHILADELPHIA, PA 19103-2799

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              DELOITTE & TOUCHE LLP
                               1700 MARKET STREET
                             PHILADELPHIA, PA 19103

                         KALMAR POOLED INVESTMENT TRUST
                   BNY MELLON INVESTMENT SERVICING (US) INC.
                                 P.O. BOX 9831
                              PROVIDENCE, RI 02940
                      (WEBSITE) WWW.KALMARINVESTMENTS.COM

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Kalmar Pooled Investment Trust


By (Signature and Title)* /s/ Ford B. Draper, Jr.
                          --------------------------------------------
                          Ford B. Draper, Jr., Chief Executive Officer
                          (principal executive officer)

Date August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Ford B. Draper, Jr.
                          --------------------------------------------
                          Ford B. Draper, Jr., Chief Executive Officer
                          (principal executive officer)

Date August 25, 2010


By (Signature and Title)* /s/ Verna E. Knowles
                          --------------------------------------------
                          Verna E. Knowles, Chief Financial Officer
                          (principal financial officer)

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.